Inventories, Net (Tables)	6 Months Ended
Mar. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Work in progress	$1,590,585	$1,463,866
Finished goods	1,079,971	1,366,573
Raw materials	521,943	605,154
Less: impairment	216,577	251,642
Inventories, net	$2,975,922	$3,183,951

Schedule of Impairment Provided for Inventories

Impairment provided for the inventories was $62,892 and nil for the six months ended March 31, 2025 and 2024, respectively.

	For the Six Months Ended March 31, 2025	For the Six Months Ended March 31, 2024
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$251,642	$241,288
Current period addition	62,892	-
Reduction	(89,761)	(154,188)
Foreign currency translation adjustment	(8,196)	2,825
Balance at the end of the period	$216,577	$89,925